Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisitions

Note 8. Acquisitions

Acquisition of Taste of BC Aquafarms

On June 24, 2021, the Company consummated the acquisition of TOBC and TOBC became a wholly owned subsidiary of the Company. The acquisition was accounted for as a business combination under the provisions of ASC 805. The aggregate purchase price of CAD$5,000,000 was paid as follows: (i) an aggregate of CAD$1,000,000 in cash to the Sellers; (ii) promissory notes in the aggregate principal amount of CAD$200,000 to the Sellers; (iii) 987,741 shares of the Company’s common stock and an aggregate of 344,957 shares of the Company’s common stock were issued on August 3, 2021 and put in escrow until June 24, 2023. If, within 24 months of the closing, TOBC has cumulative revenue of at least CAD$1,300,000, the Sellers will receive all of the escrowed shares. If, as of the 24-month anniversary of the closing, TOBC has cumulative revenue of less than CAD$1,300,000, the Sellers will receive a prorated number of the escrowed shares based on the actual cumulative revenue of TOBC as of such date.

The transaction costs incurred in connection with the acquisition of TOBC amounted to $31,000 which were expensed as incurred.

Fair Value of Consideration Transferred and Recording of Assets Acquired

The following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired, and liabilities assumed, including goodwill.

Consideration Paid:
Cash	$814,000
Common stock, 987,741 shares of common stock of the Company	1,975,483
Promissory notes to Sellers	162,400
Contingent consideration - Common stock, 344,957 shares of common stock of the Company in escrow	689,914
Fair value of total consideration	$3,641,797

Purchase Price Allocation:
Tangible assets acquired	$2,137,650
Trademarks	406,150
Customer relationships	592,979
Non-compete agreements	121,845
Goodwill	836,669
Liabilities assumed	(453,496)
Fair market value of net assets acquired	$3,641,797

In determining the fair value of the common stock issued, the Company considered the value of the stock as estimated by the Company at the time of closing which was determined to be $2.00, based on the Company’s private placement offering price.

Liabilities assumed included three mortgage loans of approximately CAD$490,000 which were paid off by the Company on July 9, 2021. The Company has one commercial loan outstanding for CAD$60,000 which is due on December 31, 2025.

Pro Forma Information

The following pro forma information assumes the TOBC acquisition occurred on January 1, 2021. For the TOBC acquisition, depreciation and amortization has been included in the calculation of the below pro forma information based upon the actual acquisition costs.

For the year ended December 31, 2021
Revenue	$12,029,325
Net loss attributable to common shareholders	$(3,102,683)
Basic and diluted loss per share	$(0.14)

The information included in the pro forma amounts is derived from historical information obtained from the Sellers of TOBC.

Acquisition of Gault Seafood

On February 3, 2022, Coastal Pride entered into an asset purchase agreement with Gault Seafood and Robert J. Gault II pursuant to which Coastal Pride acquired all of Gault Seafood’s right, title and interest in and to assets relating to Gault Seafood’s soft-shell crab operations, including intellectual property, equipment, vehicles and other assets used in connection with the soft-shell crab operations. Coastal Pride did not assume any liabilities in connection with the acquisition. The purchase price for the assets consisted of a cash payment in the amount of $359,250 and the issuance of 167,093 shares of common stock of the Company with a fair value of $359,250. The acquisition was accounted for as an asset acquisition.

Fair Value of Consideration Transferred and Recording of Assets Acquired

The following table summarizes the acquisition date fair value of the consideration paid and identifiable assets acquired.

Consideration Paid:
Cash	$359,250
Common stock, 167,093 shares of common stock of the Company	359,250
Transaction costs	39,231
Fair value of total consideration	$757,731

Purchase Price Allocation:
Fixed assets acquired	$146,600
Customer relationships	611,131
Fair market value of net assets acquired	$757,731